UNITED STATES               --------------------------
             SECURITIES AND EXCHANGE COMMISSION    |        OMB APPROVAL      |
                  Washington, DC 20549             |--------------------------|
                                                   |OMB Number:    3235 -0578 |
                                                   |Expires: February 28, 2006|
                                                   |Estimated average burden  |
                                                   |hours per response...20.00|
                                                    --------------------------

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5032
                                   --------------------------------------------

                          BARON INVESTMENT FUNDS TRUST
-------------------------------------------------------------------------------
                (Exact name of registrant as specified in charter)

           767 Fifth Avenue, 49th Floor, New York, NY                 10153
-------------------------------------------------------------------------------
                   (Address of Principal Executive Offices)          (Zip Code)

                         Linda S. Martinson, Esq.
c/o Baron Investment Funds Trust, 767 Fifth Avenue, 49th Floor,  NY, NY 10153
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code:  212-583-2000
                                                   --------------

Date of fiscal year end:   September 30
                         --------------------

Date of reporting period:  June 30, 2005
                         --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form-5 (Sections 239.4 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


          POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.


SEC 2455 (4-04)

ITEM 1.


BARON ASSET FUND
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

     Shares                                               Cost              Value
--------------------------------------------------------------------------------------
COMMON STOCKS (98.36%)
              ADVERTISING SERVICES (0.44%)
    150,000   Getty Images, Inc.*                   $    10,110,290    $    11,139,000

              APPAREL (1.72%)
  1,000,000   Polo Ralph Lauren Corp., Cl A              19,737,919         43,110,000

              BUSINESS SERVICES (11.90%)
    650,000   Brown & Brown, Inc.                        26,577,442         29,211,000
  4,500,000   ChoicePoint, Inc.*                         52,047,773        180,225,000
  1,225,000   Iron Mountain, Inc.*                       33,816,735         37,999,500
  1,150,000   Robert Half Intl., Inc.*                    1,202,006         28,715,500
    600,000   SEI Investments Co.                        22,537,033         22,410,000
                                                    ---------------    ---------------
                                                        136,180,989        298,561,000

              CONSULTING (1.82%)
  1,250,000   Hewitt Associates, Inc.*                   30,901,952         33,137,500
    280,000   Moody's Corp.                               7,256,123         12,588,800
                                                    ---------------    ---------------
                                                         38,158,075         45,726,300

              CONSUMER SERVICES (1.27%)
    150,000   H&R Block, Inc.                             6,283,167          8,752,500
    450,000   Weight Watchers Intl., Inc.*               12,953,988         23,224,500
                                                    ---------------    ---------------
                                                         19,237,155         31,977,000

              EDUCATION (6.72%)
  1,400,000   Apollo Group, Inc., Cl A*                  14,084,763        109,508,000
  1,100,000   DeVry, Inc.*                                4,407,187         21,890,000
  1,100,000   Education Mgmt. Corp.*                      6,886,520         37,103,000
                                                    ---------------    ---------------
                                                         25,378,470        168,501,000

              ENERGY SERVICES (6.14%)
    150,000   Arch Coal, Inc.                             7,043,606          8,170,500
    350,000   Premcor, Inc.*                             12,116,414         25,963,000
    500,000   SEACOR Holdings, Inc.*                     14,322,278         32,150,000
    200,000   Ultra Petroleum Corp.*                      4,847,419          6,072,000
  2,400,000   XTO Energy, Inc.                           18,213,449         81,576,000
                                                    ---------------    ---------------
                                                         56,543,166        153,931,500

              FINANCIAL SERVICES -- ASSET MANAGEMENT (2.89%)
    650,000   Eaton Vance Corp.                          12,749,664         15,541,500
    850,000   Nuveen Investments, Inc.                   28,950,827         31,977,000
    400,000   T. Rowe Price Group, Inc.                  21,584,167         25,040,000
                                                    ---------------    ---------------
                                                         63,284,658         72,558,500

              FINANCIAL SERVICES -- BANKING (0.51%)
    425,000   Commerce Bancorp, Inc.                     10,525,978         12,881,750


              FINANCIAL SERVICES -- BROKERAGE AND EXCHANGES (7.64%)
  9,400,000   Charles Schwab Corp.                       23,571,677        106,032,000
    290,000   Chicago Mercantile Exchange
                Holdings, Inc.                           21,207,409         85,695,000
                                                    ---------------    ---------------
                                                         44,779,086        191,727,000

              FINANCIAL SERVICES -- INSURANCE (4.47%)
  1,000,000   Arch Capital Group, Ltd.*                  33,841,383         45,050,000
    800,000   Assurant, Inc.                             25,946,594         28,880,000
  1,350,000   Axis Capital Holdings, Ltd.                34,853,219         38,205,000
                                                    ---------------    ---------------
                                                         94,641,196        112,135,000

              FINANCIAL SERVICES -- MISCELLANEOUS (2.42%)
    950,000   First Marblehead Corp.*                    37,507,715         33,307,000
    125,000   The Student Loan Corp.                     17,812,742         27,475,000
                                                    ---------------    ---------------
                                                         55,320,457         60,782,000

    SHARES                                                COST              VALUE
-----------                                         ---------------    ---------------

              HEALTHCARE FACILITIES (3.58%)
    800,000   Community Health Systems, Inc.*       $    20,710,259    $    30,232,000
  1,500,000   Manor Care, Inc.                           32,956,389         59,595,000
                                                    ---------------    ---------------
                                                         53,666,648         89,827,000

              HEALTHCARE PRODUCTS (3.70%)
    540,000   DENTSPLY International, Inc.               23,319,203         29,160,000
    800,000   Henry Schein, Inc.*                        22,796,151         33,216,000
    250,000   The Cooper Companies, Inc.                 17,337,629         15,215,000
    200,000   Zimmer Holdings, Inc.*                      6,087,903         15,234,000
                                                    ---------------    ---------------
                                                         69,540,886         92,825,000

              HEALTHCARE SERVICES (2.73%)
    375,000   Caremark Rx, Inc.*                          8,088,355         16,695,000
    500,000   Charles River Laboratories Intl., Inc.*    14,951,698         24,125,000
    425,000   Fisher Scientific Intl., Inc.*             24,522,276         27,582,500
                                                    ---------------    ---------------
                                                         47,562,329         68,402,500

              HEALTHCARE SERVICES -- INSURANCE (3.33%)
  1,200,000   WellPoint, Inc.*                           33,488,049         83,568,000

              HOME BUILDING (4.49%)
     64,000   NVR, Inc.*                                 22,534,495         51,840,000
    600,000   Toll Brothers, Inc.*                       24,270,884         60,930,000
                                                    ---------------    ---------------
                                                         46,805,379        112,770,000

              HOTELS AND LODGING (2.63%)
    600,000   Choice Hotels Intl., Inc.                   6,079,268         39,420,000
    400,000   Four Seasons Hotels, Inc.                  10,216,158         26,440,000
                                                    ---------------    ---------------
                                                         16,295,426         65,860,000

              MEDIA (2.02%)
    350,000   Cox Radio, Inc., Cl A*                      2,127,695          5,512,500
    260,000   Radio One, Inc., Cl A*                      2,068,065          3,309,800
    480,000   Radio One, Inc., Cl D*                      3,222,669          6,129,600
    905,200   Saga Comm., Inc., Cl A*                     3,825,994         12,672,800
    350,000   Univision Communications, Inc., Cl A*       3,148,975          9,642,500
    400,000   XM Satellite Radio Holdings,
                Inc., Cl A*                              10,264,435         13,464,000
                                                    ---------------    ---------------
                                                         24,657,833         50,731,200

              REAL ESTATE SERVICES (4.38%)
    314,000   Alexander's, Inc.*#                        20,453,936         78,107,500
    600,000   CB Richard Ellis Group, Inc.*              20,815,727         26,316,000
    141,844   Corrections Corp. of America*                   1,418          5,567,377
                                                    ---------------    ---------------
                                                         41,271,081        109,990,877

              RECREATION AND RESORTS (13.02%)
  2,400,000   Kerzner Intl., Ltd.*#                      77,808,281        136,680,000
  3,000,000   Vail Resorts, Inc.*#                       61,273,805         84,300,000
    850,000   Wynn Resorts, Ltd.*                        19,006,090         40,179,500
  1,459,408   Wynn Resorts, Ltd.*@                       30,030,772         65,536,906
                                                    ---------------    ---------------
                                                        188,118,948        326,696,406

              RESTAURANTS (1.04%)
    750,000   The Cheesecake Factory, Inc.*              15,604,748         26,047,500

              RETAIL -- CONSUMER STAPLES (2.26%)
    480,000   Whole Foods Market, Inc.                   23,163,847         56,784,000

              RETAIL -- SPECIALTY STORES (2.45%)
    550,000   CarMax, Inc.*                              14,602,973         14,657,500
    125,000   Dollar Tree Stores, Inc.*                     644,513          3,000,000
    325,000   Ethan Allen Interiors, Inc.                 8,962,407         10,890,750
    500,000   O'Reilly Automotive, Inc.*                 12,587,918         14,905,000
    550,000   Tiffany & Co.                              17,271,108         18,018,000
                                                    ---------------    ---------------
                                                         54,068,919         61,471,250

              TRANSPORTATION (2.73%)
    750,000   C. H. Robinson Worldwide, Inc.             27,854,391         43,650,000
    500,000   Expeditors International of
                Washington, Inc.                         24,492,142         24,905,000
                                                    ---------------    ---------------
                                                         52,346,533         68,555,000


    SHARES                                                COST              VALUE
-----------                                         ---------------    ---------------

              UTILITY SERVICES (2.06%)
  2,100,000   Southern Union Co.*                   $    27,564,041    $    51,555,000
                                                    ---------------    ---------------

TOTAL COMMON STOCKS                                   1,268,052,106      2,468,113,783
                                                    ---------------    ---------------

CONVERTIBLE PREFERRED STOCKS (0.23%)

              EDUCATION (0.01%)
    105,264   Apollo International, Inc. S-A
                CV Pfd.*@#                                2,000,016            400,000

              HEALTHCARE SERVICES (0.22%)
      5,849   Somerford Corp. S-A Conv. Pfd.*@            9,090,399          5,490,855
                                                    ---------------    ---------------

TOTAL CONVERTIBLE PREFERRED STOCKS                       11,090,415          5,890,855
                                                    ---------------    ---------------

WARRANTS (0.07%)

              REAL ESTATE SERVICES
     70,922   Corrections Corporation of
                America Warrants Exp 09/29/2005*@                 0          1,783,688
                                                    ---------------    ---------------

PRINCIPAL AMOUNT
----------------

CORPORATE BONDS (0.11%)

              HEALTHCARE SERVICES
 $2,666,667   Somerford Corp. 8.50%
                Sub. Conv. Deb. due 04/23/2006@           2,666,667          2,666,667
                                                    ---------------    ---------------

SHORT TERM MONEY MARKET INSTRUMENTS (1.08%)

 27,000,000   Citicorp 3.20% due 07/01/2005              27,000,000         27,000,000
                                                    ---------------    ---------------

TOTAL INVESTMENTS (99.85%)                          $ 1,308,809,188      2,505,454,993
                                                   ===============

CASH AND OTHER ASSETS
 LESS LIABILITIES (0.15%)                                                    3,725,905
                                                                       ---------------
NET ASSETS (EQUIVALENT TO $53.59 PER
 SHARE BASED ON 46,821,273 SHARES
 OUTSTANDING)                                                          $ 2,509,180,898
                                                                       ===============

---------------
%    Represents percentage of net assets
@    Restricted securities
# An "affiliated" investment may include any company in which the Fund owns 5% or more of its outstanding voting shares.
*    Non-income producing securities
** For Federal income tax purposes the cost basis is $1,310,808,528. Aggregate unrealized appreciation and depreciation of investments are $1,218,477,254 and $23,830,789, respectively.

     SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Securities traded in foreign markets are valued using prices reported by local foreign markets and translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

For additional information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

                   BARON ASSET FUND - AFFILIATED INVESTMENTS*

                                          Balance of        Gross            Gross Sales    Balance of
                                          Shares Held on    Purchases        and            Shares Held on    Value
           NAME OF ISSUER                 Sep. 30, 2004     and Additions    Reductions     June 30, 2005     June 30, 2005
----------------------------------------------------------------------------------------------------------------------------
Alexander's, Inc.                           314,000                                           314,000         $ 78,107,500
Apollo International, Inc. S-A CV Pfd.      105,264                                           105,264              400,000
ChoicePoint, Inc.                         4,600,000                          100,000        4,500,000                   **
Kerzner Intl., Ltd.                       2,400,000                                         2,400,000          136,680,000
Saga Comm., Inc., Cl A                    1,000,000                           94,800          905,200                   **
Vail Resorts, Inc.                        3,000,000                                         3,000,000           84,300,000
                                                                                                             -------------
  TOTAL INVESTMENT IN "AFFILIATES"
    (11.9% OF NET ASSETS)                                                                                     $299,487,500
                                                                                                             =============

**   As of June 30, 2005, no longer an affiliate.
* Affiliated investments, as defined in the Investment Company Act of 1940, are investments in which a Fund held 5% or more of the outstanding voting securities during the nine months ended June 30, 2005.

BARON GROWTH FUND
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

     Shares                                               Cost              Value
--------------------------------------------------------------------------------------
COMMON STOCKS (89.08%)

             ADVERTISING SERVICES (0.89%)
  350,000    Getty Images, Inc.*                  $     7,538,649    $    25,991,000
  600,000    Harte-Hanks, Inc.                         12,152,057         17,838,000
                                                  ---------------    ---------------
                                                       19,690,706         43,829,000

             APPAREL (1.73%)
1,450,000    Carter's, Inc.*#                          39,178,712         84,651,000

             BUILDING MACHINERY (0.50%)
  500,000    Tractor Supply Co.*                       18,466,565         24,550,000

             BUSINESS SERVICES (2.07%)
  300,000    Brown & Brown, Inc.                        9,830,330         13,482,000
1,600,000    ChoicePoint, Inc.*                        35,852,211         64,080,000
1,200,000    Gevity HR, Inc.                           23,307,192         24,036,000
                                                  ---------------    ---------------
                                                       68,989,733        101,598,000

             CHEMICAL (1.30%)
1,250,000    Senomyx, Inc.*                            11,809,472         20,637,500
1,550,000    Symyx Technologies, Inc.*                 24,306,392         43,369,000
                                                  ---------------    ---------------
                                                       36,115,864         64,006,500

             COMMUNICATIONS (2.52%)
2,400,000    American Tower Corp. Cl A*                 8,847,010         50,448,000
  800,000    Crown Castle Intl. Corp.*                  3,043,909         16,256,000
  700,000    Equinix, Inc.*                            21,287,891         30,338,000
1,985,000    SBA Communications Corp.*                  8,342,089         26,797,500
                                                  ---------------    ---------------
                                                       41,520,899        123,839,500

             CONSULTING (0.97%)
1,320,000    Hewitt Associates, Inc.*                  32,467,627         34,993,200
  600,000    LECG Corp.*                               12,477,679         12,756,000
                                                  ---------------    ---------------
                                                       44,945,306         47,749,200

             CONSUMER SERVICES (1.22%)
  725,000    Chemed Corp.                              26,098,096         29,638,000
1,070,000    Morningstar, Inc.*                        22,384,293         30,120,500
                                                  ---------------    ---------------
                                                       48,482,389         59,758,500

             EDUCATION (5.23%)
3,700,000    DeVry, Inc.*#                             62,024,339         73,630,000
2,500,000    Education Mgmt. Corp.*                    58,705,529         84,325,000
  700,000    Strayer Education, Inc.                   57,859,739         60,382,000
1,150,000    Universal Technical Institute, Inc.*      31,350,206         38,180,000
                                                  ---------------    ---------------
                                                      209,939,813        256,517,000

             ENERGY SERVICES (5.81%)
2,450,000    Encore Acquisition Co.*#                  63,866,681        100,450,000
1,100,000    FMC Technologies, Inc.*                   25,188,996         35,167,000
  400,000    Petroleum Helicopters, Inc.*              10,077,790          9,416,000
1,200,000    Premcor, Inc.*                            26,228,102         89,016,000
  300,000    Range Resources Corp.                      7,615,538          8,070,000
  440,000    SEACOR Holdings, Inc.*                    17,768,097         28,292,000
  400,000    Whiting Petroleum Corp.*                  11,647,029         14,524,000
                                                  ---------------    ---------------
                                                      162,392,233        284,935,000

             FINANCIAL SERVICES -- ASSET MANAGEMENT (1.93%)
  350,000    BlackRock, Inc., Cl A                      7,036,572         28,157,500
1,400,000    Cohen & Steers, Inc.                      20,654,871         28,854,000
  650,000    Eaton Vance Corp.                         11,290,146         15,541,500
  260,000    Gabelli Asset Mgmt., Inc., Cl A            3,811,537         11,489,400
  290,000    Nuveen Investments, Inc.                   7,748,686         10,909,800
                                                  ---------------    ---------------
                                                       50,541,812         94,952,200


    SHARES                                                COST              VALUE
----------                                        ---------------    ---------------

             FINANCIAL SERVICES -- BANKING (4.38%)
2,000,000    Amegy Bancorporation, Inc.           $    38,945,228    $    44,760,000
  500,000    Cathay General Bancorp                    18,387,045         16,855,000
  850,000    Center Financial Corp.#                   18,904,650         21,105,500
  500,000    Central Pacific Financial Corp.           17,462,814         17,800,000
  250,000    East West Bancorp, Inc.                    9,414,456          8,397,500
1,250,000    First Republic Bank                       39,098,182         44,162,500
3,800,000    UCBH Holdings, Inc.                       76,388,071         61,712,000
                                                  ---------------    ---------------
                                                      218,600,446        214,792,500

             FINANCIAL SERVICES -- BROKERAGE & EXCHANGES (2.24%)
   30,000    Chicago Mercantile Exchange
               Holdings, Inc.                           1,170,650          8,865,000
1,000,000    International Securities
               Exchange, Inc.*                         27,415,685         25,110,000
2,000,000    Jefferies Group, Inc.                     57,267,480         75,780,000
                                                  ---------------    ---------------
                                                       85,853,815        109,755,000

             FINANCIAL SERVICES -- INSURANCE (1.51%)
1,650,000    Arch Capital Group, Ltd.*                 51,045,431         74,332,500

             FINANCIAL SERVICES -- MISCELLANEOUS (2.30%)
1,000,000    CheckFree Corp.*                          18,042,917         34,060,000
2,250,000    First Marblehead Corp.*                   70,907,663         78,885,000
                                                  ---------------    ---------------
                                                       88,950,580        112,945,000

             FOOD AND AGRICULTURE (1.03%)
1,224,000    Ralcorp Hldgs., Inc.*                     46,665,123         50,367,600

             GAMING SERVICES (0.88%)
  650,000    Scientific Games Corp.*                   14,358,938         17,504,500
  925,000    Shuffle Master, Inc.*                     26,319,015         25,927,750
                                                  ---------------    ---------------
                                                       40,677,953         43,432,250

             GOVERNMENT SERVICES (1.07%)
1,150,000    Anteon Intl. Corp.*                       34,526,771         52,463,000

             HEALTHCARE FACILITIES (4.32%)
2,200,000    Community Health Systems, Inc.*           55,160,341         83,138,000
1,800,000    Manor Care, Inc.                          33,815,991         71,514,000
1,100,000    United Surgical Partners Intl., Inc.*     23,181,527         57,288,000
                                                  ---------------    ---------------
                                                      112,157,859        211,940,000

             HEALTHCARE PRODUCTS (2.24%)
1,250,000    DepoMed, Inc.*                             7,499,408          5,462,500
2,000,000    Edwards Lifesciences Corp.*               59,602,587         86,040,000
  275,000    INAMED Corp.*                             12,316,626         18,416,750
                                                  ---------------    ---------------
                                                       79,418,621        109,919,250

             HEALTHCARE SERVICES (4.00%)
1,703,200    Charles River Laboratories Intl., Inc.*   52,306,788         82,179,400
  650,000    Gen-Probe, Inc.*                          27,639,666         23,549,500
  160,000    IDEXX Laboratories, Inc.*                  9,006,923          9,972,800
  650,000    LabOne, Inc.*                             22,795,231         25,876,500
1,825,000    Odyssey Healthcare, Inc.*#                22,290,243         26,316,500
1,050,000    PRA International*                        24,471,025         28,119,000
                                                  ---------------    ---------------
                                                      158,509,876        196,013,700

             HEALTHCARE SERVICES -- INSURANCE (5.55%)
3,800,000    AMERIGROUP Corp.*#                        70,530,101        152,760,000
3,199,500    Centene Corp.*#                           30,057,986        107,439,210
  525,000    Universal American Financial Corp.*       12,333,610         11,875,500
                                                  ---------------    ---------------
                                                      112,921,697        272,074,710

             HOME BUILDING (1.70%)
  200,000    Beazer Homes USA, Inc.                     7,777,240         11,430,000
  150,000    Brookfield Homes Corp.                     1,213,561          6,840,000
1,000,000    Hovnanian Enterprises, Inc.*              27,153,147         65,200,000
                                                  ---------------    ---------------
                                                       36,143,948         83,470,000

             HOTELS AND LODGING (2.65%)
  800,000    Choice Hotels Intl., Inc.                  9,354,699         52,560,000
1,175,000    Four Seasons Hotels, Inc.                 35,010,721         77,667,500
                                                  ---------------    ---------------
                                                       44,365,420        130,227,500


    SHARES                                                COST              VALUE
----------                                        ---------------    ---------------

             MEDIA (2.33%)
  480,000    Central European Media
              Enterprises, Ltd.*                  $    22,193,721    $    23,222,400
  650,000    Citadel Broadcasting Corp.*               11,533,827          7,442,500
  925,000    Cumulus Media, Inc.*                      16,147,745         10,896,500
  500,000    Entravision Comm. Corp., Cl A*             2,952,986          3,895,000
1,300,000    Gray Television, Inc.                     10,939,970         15,678,000
2,000,000    LIN TV Corp., Cl A*                       43,977,344         27,780,000
  250,000    Radio One, Inc., Cl A*                     2,371,787          3,182,500
  960,000    Radio One, Inc., Cl D*                    10,916,406         12,259,200
  697,600    Saga Comm., Inc., Cl A*                    5,748,754          9,766,400
                                                  ---------------    ---------------
                                                      126,782,540        114,122,500

             MEDICAL EQUIPMENT (0.29%)
  300,000    Intuitive Surgical, Inc.*                  4,435,847         13,992,000

             PRINTING AND PUBLISHING (0.64%)
  954,700    ProQuest Co.*                             28,698,519         31,304,613

             REAL ESTATE SERVICES (3.53%)
   75,000    Alexander's, Inc.*                         5,683,588         18,656,250
1,750,000    CB Richard Ellis Group, Inc.*             38,014,092         76,755,000
  666,667    CBRE Realty Finance, Inc. 144A@           10,000,005         10,000,005
  899,600    CoStar Group, Inc.*                       38,457,938         39,222,560
2,429,800    Spirit Finance Corp.*                     28,350,595         28,550,150
                                                  ---------------    ---------------
                                                      120,506,218        173,183,965

             RECREATION AND RESORTS (8.93%)
1,750,000    Ameristar Casinos, Inc.                   34,529,101         45,657,500
  200,000    Boyd Gaming Corp.                          5,345,491         10,226,000
  525,000    Gaylord Entertainment Co.*                15,225,311         24,407,250
1,500,000    Isle of Capri Casinos, Inc.*#             31,924,387         39,300,000
1,800,000    Kerzner Intl., Ltd.*                      49,095,087        102,510,000
1,700,000    Station Casinos, Inc.                     39,029,399        112,880,000
1,250,000    Vail Resorts, Inc.*                       21,897,070         35,125,000
  925,000    Wynn Resorts, Ltd.*                       11,982,288         43,724,750
  537,677    Wynn Resorts, Ltd.*@                      11,063,956         24,145,192
                                                  ---------------    ---------------
                                                      220,092,090        437,975,692

             RESTAURANTS (5.53%)
  950,000    California Pizza Kitchen, Inc.*           24,386,635         25,906,500
  750,000    Panera Bread Co., Cl A*                   25,159,032         46,563,750
  600,000    Peet's Coffee & Tea, Inc.*                12,288,337         19,824,000
1,250,000    P.F. Chang's China Bistro, Inc.*          58,814,683         73,725,000
  350,000    Red Robin Gourmet Burgers, Inc.*          20,659,220         21,693,000
2,400,000    The Cheesecake Factory, Inc.*             51,421,500         83,352,000
                                                  ---------------    ---------------
                                                      192,729,407        271,064,250

             RETAIL -- CONSUMER STAPLES (0.62%)
1,275,000    Copart, Inc.*                             30,167,238         30,345,000

             RETAIL -- SPECIALTY STORES (5.95%)
  875,000    Blue Nile, Inc.*                          26,058,720         28,603,750
2,075,000    Cabela's, Inc.*                           50,040,711         44,322,000
1,650,000    CarMax, Inc.*                             34,948,928         43,972,500
2,125,000    Dick's Sporting Goods, Inc.*#             73,411,508         82,003,750
   25,000    DSW, Inc.*                                   475,000            623,750
  400,000    Ethan Allen Interiors, Inc.                9,975,567         13,404,000
  250,000    Guitar Center, Inc.*                      14,405,358         14,592,500
  900,000    PETCO Animal Supplies, Inc.*              17,449,210         26,388,000
1,777,500    Select Comfort Corp.*                     37,583,531         38,091,825
                                                  ---------------    ---------------
                                                      264,348,533        292,002,075
             SOFTWARE (0.60%)
  725,000    Kronos, Inc.*                             16,625,953         29,282,750

             TRANSPORTATION (1.84%)
1,242,500    Genesee & Wyoming, Inc.*                  28,652,530         33,808,425
  500,000    JetBlue Airways Corp.*                    11,429,926         10,220,000
  500,000    Landstar System, Inc.*                    11,951,708         15,060,000
  450,000    UTI Worldwide, Inc.                       31,481,477         31,329,000
                                                  ---------------    ---------------
                                                       83,515,641         90,417,425

             UTILITY SERVICES (0.78%)
1,549,999    Southern Union Co.*                       19,474,294         38,052,476
                                                  ---------------    ---------------

TOTAL COMMON STOCKS                                 2,957,477,852      4,369,861,656
                                                  ---------------    ---------------


    SHARES                                                COST              VALUE
----------                                        ---------------    ---------------
CONVERTIBLE PREFERRED STOCKS (0.15%)

             PHARMACEUTICAL
  750,000    Reliant Pharmaceuticals LLC
                 Series D @                       $    15,000,000    $     7,500,000
                                                  ---------------    ---------------

PRINCIPAL AMOUNT
----------------

CORPORATE BONDS (1.16%)

             RECREATION AND RESORTS
$26,000,000  Wynn Resorts 6.00%
               Sub. Conv. Deb. due 07/15/2015          25,431,928         57,075,720
                                                  ---------------    ---------------

SHORT TERM MONEY MARKET INSTRUMENTS (9.90%)

 39,996,444  Citicorp 3.20%
              due 07/01/2005                           39,996,444         39,996,444
100,387,586  General Electric Capital Corp. 3.20%
              due 07/07/2005                          100,387,586        100,387,586
 11,486,351  Steamboat Funding 3.30%
              due 07/11/2005                           11,486,351         11,486,351
131,612,413  Steamboat Funding 3.30%
              due 07/08/2005                          131,612,413        131,612,413
138,003,555  UBS Securities 3.20%
              due 07/01/2005                          138,003,555        138,003,555
 64,013,648  UBS Securities 3.20%
              due 07/06/2005                           64,013,648         64,013,648
                                                  ---------------    ---------------

TOTAL SHORT TERM MONEY MARKET
   INSTRUMENTS                                        485,499,997        485,499,997
                                                  ---------------    ---------------

TOTAL INVESTMENTS (100.29%)                       $ 3,483,409,777      4,919,937,373
                                                  ===============


LIABILITIES LESS
 CASH AND OTHER ASSETS (-0.29%)                                          (14,211,626)
                                                                      ---------------

NET ASSETS (EQUIVALENT TO $46.22 PER
 SHARE BASED ON 106,143,733 SHARES
 OUTSTANDING)                                                       $  4,905,725,747
                                                                     ===============

---------------
%    Represents percentage of net assets
@    Restricted securities
# An "affiliated" investment may include any company in which the Fund owns 5% or more of its outstanding voting shares.
*    Non-income producing securities
** For Federal income tax purposes the cost basis is $3,495,925,214. Aggregate unrealized appreciation and depreciation of investments are $1,519,441,407 and $95,429,248, respectively.

     SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Securities traded in foreign markets are valued using prices reported by local foreign markets and translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

For additional information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

                   BARON GROWTH FUND - AFFILIATED INVESTMENTS*

                                      Balance of        Gross            Gross Sales    Balance of
                                      Shares Held on    Purchases        and            Shares Held on    Value
             NAME OF ISSUER           Sep. 30, 2004     and Additions    Reductions     June 30, 2005     June 30, 2005
-----------------------------------------------------------------------------------------------------------------------------------
AMERIGROUP, Corp.^                    1,900,000         1,900,000                         3,800,000       $152,760,000
Arch Capital Group, Ltd.              1,650,000                                           1,650,000                 **
Carter's, Inc.                        1,200,000           250,000                         1,450,000         84,651,000
Centene Corp. +                       1,600,000         1,600,000            500          3,199,500        107,439,210
Center Financial Corp.                        -           850,000                           850,000         21,105,500
DeVry, Inc.                           2,250,000         1,450,000                         3,700,000         73,630,000
Dick's Sporting Goods, Inc.             310,000         1,815,000                         2,125,000         82,003,750
Encore Acquisition Co.                2,200,000           250,000                         2,450,000        100,450,000
Isle of Capri Casinos, Inc.           1,275,000           225,000                         1,500,000         39,300,000
Kerzner Intl., Ltd.                   1,800,000                                           1,800,000                 **
Odyssey Healthcare, Inc.              1,575,000         1,020,550        770,550          1,825,000         26,316,500
                                                                                                           -----------
  TOTAL INVESTMENT IN "AFFILIATES"
    (14.0% OF NET ASSETS)                                                                                 $687,655,960
                                                                                                          ============

^    Received 1,900,000 shares from 2:1 stock split.
+    Received 1,600,000 shares from 2:1 stock split.
**   As of June 30, 2005, no longer an affiliate.
* Affiliated investments, as defined in the Investment Company Act of 1940, are investments in which a Fund held 5% or more of the outstanding voting securities during the nine months ended June 30, 2005.

BARON SMALL CAP FUND
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

   Shares                                               Cost              Value
------------------------------------------------------------------------------------
COMMON STOCKS (93.49%)
             ADVERTISING SERVICES (1.25%)
  550,000    R.H. Donnelley Corp.*                $    16,121,330    $    34,089,000

             APPAREL (1.40%)
  650,000    Carter's, Inc.*                           21,552,174         37,947,000

             BUILDING MACHINERY (1.36%)
  750,000    Tractor Supply Co.*                       26,626,906         36,825,000

             BUILDING MATERIALS (3.49%)
1,000,000    Eagle Materials, Inc., Cl B#              62,853,442         90,490,000
   45,600    Eagle Materials, Inc.#                     3,644,792          4,222,104
                                                  ---------------    ---------------
                                                       66,498,234         94,712,104

             BUSINESS SERVICES (4.53%)
  725,000    ChoicePoint, Inc.*                         6,949,762         29,036,250
1,800,000    DX Services PLC^                          11,518,326         11,173,320
1,200,000    First Advantage Corp., Cl A*              23,607,916         27,972,000
1,250,000    Infocrossing, Inc.*                       12,138,750         15,587,500
  975,000    Iron Mountain, Inc.*                      10,010,523         30,244,500
1,000,000    PeopleSupport, Inc.*#                      8,640,576          9,120,000
                                                  ---------------    ---------------
                                                       72,865,853        123,133,570

             CHEMICAL (0.29%)
  550,000    Crompton Corp.                             8,231,663          7,782,500

             COMMUNICATIONS (9.13%)
5,550,000    Alamosa Hldgs., Inc.*                     32,186,799         77,145,000
3,350,000    American Tower Corp., Cl A*               19,090,630         70,417,000
  250,000    NeuStar, Inc.*                             6,088,082          6,400,000
2,000,000    SBA Communications Corp.*                 10,934,507         27,000,000
4,250,000    UbiquiTel, Inc.*                          17,865,463         34,680,000
1,100,000    USA Mobility, Inc.*                       28,583,701         32,296,000
                                                  ---------------    ---------------
                                                      114,749,182        247,938,000

             CONSULTING (3.18%)
  275,000    Corporate Executive Board Co.*             4,596,431         21,540,750
  400,000    Gartner Group, Inc.*                       3,794,060          4,248,000
1,650,000    LECG Corp.*#                              32,939,131         35,079,000
1,450,000    Navigant Consulting, Inc.*                24,599,100         25,607,000
                                                  ---------------    ---------------
                                                       65,928,722         86,474,750

             CONSUMER PRODUCTS (1.15%)
  100,000    Dolby Laboratories, Inc.*                  2,035,270          2,206,000
1,625,000    DTS, Inc.*# (formerly Digital
              Theater Systems, Inc.)                   34,251,425         28,973,750
                                                  ---------------    ---------------
                                                       36,286,695         31,179,750

             EDUCATION (6.05%)
  500,000    Apollo Group, Inc., Cl A*                  4,269,664         39,110,000
1,075,000    Career Education Corp.*                    2,380,979         39,355,750
  475,000    Educate, Inc. *                            5,452,417          6,721,250
  444,000    Strayer Education, Inc.                   37,452,157         38,299,440
1,231,700    Universal Technical Institute, Inc.*      36,738,144         40,892,440
                                                  ---------------    ---------------
                                                       86,293,361        164,378,880

             ENERGY SERVICES (0.57%)
  164,300    Energy Savings Income Fund^                1,674,355          2,360,268
  560,000    Petroleum Helicopters, Inc.*              14,202,259         13,182,400
                                                  ---------------    ---------------
                                                       15,876,614         15,542,668

             FINANCIAL SERVICES - ASSET MANAGEMENT (0.41%)
  250,000    Gabelli Asset Mgmt., Inc., Cl A            4,356,166         11,047,500

             FINANCIAL SERVICES - BANKING (0.45%)
1,500,000    Cash Systems, Inc.*#                      10,062,346         12,375,000


    SHARES                                                COST              VALUE
----------                                        ---------------    ---------------

             FINANCIAL SERVICES - INSURANCE (0.33%)
  200,000    Arch Capital Group, Ltd.*            $     5,515,966    $     9,010,000

             FINANCIAL SERVICES -- MISCELLANEOUS (0.74%)
  800,000    KKR Financial Corp.*                      19,658,636         20,000,000

             GOVERNMENT SERVICES (6.40%)
1,252,500    Anteon Intl. Corp.*                       32,627,766         57,139,050
2,600,000    FLIR Systems, Inc.*                       58,864,900         77,584,000
1,260,749    Mantech Intl. Corp. *                     24,467,143         39,133,649
                                                  ---------------    ---------------
                                                      115,959,809        173,856,699

             HEALTHCARE FACILITIES (3.12%)
1,350,000    American Retirement Corp.*                15,100,304         19,737,000
1,250,000    United Surgical Partners Intl., Inc.*     22,780,745         65,100,000
                                                  ---------------    ---------------
                                                       37,881,049         84,837,000

             HEALTHCARE PRODUCTS (1.48%)
  600,000    INAMED Corp.*                             29,950,811         40,182,000

             HEALTHCARE SERVICES (0.74%)
  750,000    PRA International*                        17,574,319         20,085,000

             HOME BUILDING (2.07%)
1,231,600    Brookfield Homes Corp.                    26,689,083         56,160,960

             LEISURE (2.11%)
1,000,000    Lakes Entertainment, Inc.*                13,665,909         15,400,000
1,340,000    MarineMax, Inc.*#                         35,595,091         41,875,000
                                                  ---------------    ---------------
                                                       49,261,000         57,275,000

             MACHINERY & ELECTRONICS (0.69%)
  619,800    Flowserve Corp.*                          18,456,330         18,755,148

             MANUFACTURING (3.69%)
1,232,000    Actuant Corp., Cl A*                      49,012,545         59,062,080
  503,800    Intermagnetics General Corp.*             12,048,645         15,496,888
1,100,000    Measurement Specialties, Inc.*#           26,507,672         25,531,000
                                                  ---------------    ---------------
                                                       87,568,862        100,089,968

             MEDIA (3.39%)
1,250,000    CKX, Inc.*                                14,102,674         16,081,250
  500,000    Cumulus Media, Inc.*                       7,511,278          5,890,000
  401,100    DakTronics, Inc.*                          9,191,759          8,026,011
  100,000    Entercom Comm. Corp.*                      3,249,852          3,329,000
1,350,000    Gray Television, Inc.                     11,348,508         16,281,000
2,250,000    Radio One, Inc., Cl D*                    25,672,711         28,732,500
  380,000    Regal Entertainment Group, Cl A            4,528,832          7,174,400
  325,000    Westwood One, Inc.*                        3,497,838          6,639,750
                                                  ---------------    ---------------
                                                       79,103,452         92,153,911

             MEDICAL EQUIPMENT (5.60%)
2,000,000    Immucor, Inc.*                            12,479,187         57,900,000
  750,000    Intuitive Surgical, Inc.*                 11,321,688         34,980,000
  941,600    Kensey Nash Corp.*#                       28,782,924         28,473,984
  660,191    Lifeline Systems, Inc.*                   15,537,121         21,205,335
  400,000    Wilson Greatbatch Technologies, Inc.*      7,691,478          9,560,000
                                                  ---------------    ---------------
                                                       75,812,398        152,119,319

             MINERALS & MINING (0.71%)
  750,000    Novelis, Inc.                             16,429,106         19,260,000

             PRINTING AND PUBLISHING (1.25%)
  190,000    Bowne & Co., Inc.                          3,226,682          2,747,400
1,500,000    Interactive Data Corp.*                   22,596,629         31,170,000
                                                  ---------------    ---------------
                                                       25,823,311         33,917,400

             REAL ESTATE SERVICES (3.70%)
1,000,000    CB Richard Ellis Group, Inc.*             29,930,480         43,860,000
4,000,000    Countrywide PLC^                          21,998,600         21,425,600
3,000,000    Spirit Finance Corp.*                     35,601,168         35,250,000
                                                  ---------------    ---------------
                                                       87,530,248        100,535,600


    SHARES                                                COST              VALUE
----------                                        ---------------    ---------------

             RECREATION AND RESORTS (8.04%)
  700,000    Ameristar Casinos, Inc.              $    12,671,576    $    18,263,000
1,400,000    Gaylord Entertainment Co.*                41,624,725         65,086,000
2,400,000    Great Wolf Resorts, Inc.*#                48,288,108         49,056,000
  486,500    Isle of Capri Casinos, Inc.*              12,177,400         12,746,300
  550,000    Kerzner Intl., Ltd.*                      13,662,714         31,322,500
   44,101    Penn National Gaming, Inc.*                1,326,945          1,609,686
  850,000    Wynn Resorts, Ltd. *                      12,016,631         40,179,500
                                                  ---------------    ---------------
                                                      141,768,099        218,262,986

             RESTAURANTS (4.96%)
1,800,000    AFC Enterprises, Inc.*#                   31,365,445         23,724,000
  250,000    BJ's Restaurants, Inc.*                    3,875,000          5,085,000
  350,000    Panera Bread Co., Cl A*                    9,869,197         21,729,750
  200,000    P.F. Chang's China Bistro, Inc.*           8,574,459         11,796,000
1,150,000    Texas Roadhouse, Inc.*                    27,788,211         39,962,500
  937,500    The Cheesecake Factory, Inc.*             19,254,684         32,559,375
                                                  ---------------    ---------------
                                                      100,726,996        134,856,625

             RETAIL - CONSUMER STAPLES (0.94%)
1,000,000    NuCO2, Inc.*#                             24,923,904         25,670,000

             RETAIL - SPECIALTY STORES (7.73%)
1,500,000    99 Cents Only Stores*                     25,838,917         19,065,000
  500,000    Aeropostale, Inc.*                         7,774,812         16,800,000
1,157,503    Casual Male Retail Group, Inc.*#           5,361,112          8,461,347
1,100,000    Design Within Reach, Inc.*#               17,344,209         19,910,000
  250,000    DSW, Inc.*                                 5,923,993          6,237,500
  950,000    Fossil, Inc.*                             20,252,121         21,565,000
1,300,000    Hot Topic, Inc.*                          20,830,936         24,856,000
  600,000    Kenneth Cole Productions, Inc., Cl A      10,318,483         18,672,000
  150,000    PETCO Animal Supplies, Inc.*               4,370,186          4,398,000
  814,807    Provide Commerce, Inc.*#                  16,090,651         17,591,683
3,000,000    Quiksilver, Inc.*                         25,050,216         47,940,000
  155,000    Zumiez, Inc.*                              3,551,701          4,518,250
                                                  ---------------    ---------------
                                                      162,707,337        210,014,780

             TRANSPORTATION (2.54%)
  650,000    Grupo Aeroportuario Del Sureste
              SA de CV                                 19,412,363         20,702,500
  650,000    JetBlue Airways Corp.*                    11,502,059         13,286,000
3,100,000    WestJet Airlines, Ltd.*^                  30,859,041         34,918,090
                                                  ---------------    ---------------
                                                       61,773,463         68,906,590
                                                  ---------------    ---------------

TOTAL COMMON STOCKS                                 1,730,563,425      2,539,374,708
                                                  ---------------    ---------------
WARRANTS (0.19%)

             BUSINESS SERVICES (0.04%)
  222,575    Infocrossing, Inc.
              Warrants Exp 10/16/2008*@                    31,783          1,026,071
                                                  ---------------    ---------------

             RETAIL - SPECIALTY STORES (0.15%)
1,407,353    Casual Male Retail Group, Inc.
              Warrants Exp 04/26/2007*@#                2,117,151          3,832,500
  100,000    Casual Male Retail Group, Inc.
              Warrants Exp 07/02/2010*@#                   49,000            255,000
                                                  ---------------    ---------------
                                                        2,166,151          4,087,500
                                                  ---------------    ---------------

TOTAL WARRANTS                                          2,197,934          5,113,571
                                                  ---------------    ---------------

PRINCIPAL AMOUNT
----------------

CORPORATE BONDS (0.21%)

              PRINTING AND PUBLISHING
$ 7,000,000   Penton Media, Inc. 10.375%
                Sr. Sub. NT due 06/15/2011              4,879,415          5,810,000
                                                  ---------------    ---------------


PRINCIPAL AMOUNT                                         COST              VALUE
----------------                                  ---------------    ---------------

SHORT TERM MONEY MARKET INSTRUMENTS (6.67%)

  9,005,332   Citicorp 3.20%
                due 07/01/2005                    $     9,005,332    $     9,005,332
 59,994,667   Exxon Investment Corp. 3.20%
                due 07/01/2005                         59,994,667         59,994,667
 50,000,000   General Electric Capital Corp.
                3.20% due 07/07/2005                   50,000,000         50,000,000
 61,999,999   General Electric Capital Corp.
                3.20% due 07/06/2005                   61,999,999         61,999,999
                                                  ---------------    ---------------

TOTAL SHORT TERM MONEY MARKET INSTRUMENTS             180,999,998        180,999,998
                                                  ---------------    ---------------

TOTAL INVESTMENTS (100.56%)                        $1,918,640,772      2,731,298,277
                                                  ===============

LIABILITIES LESS CASH AND OTHER ASSETS (-0.56%)                          (15,206,015)
                                                                      ---------------

NET ASSETS (EQUIVALENT TO $22.93 PER
 SHARE BASED ON 118,453,001 SHARES
 OUTSTANDING)                                                         $2,716,092,262
                                                                     ===============

---------------
%    Represents percentage of net assets
@    Restricted securities
# An "affiliated" investment may include any company in which the Fund owns 5% or more of its outstanding voting shares.
^    Foreign domiciled corporation
 *   Non-income producing securities
** For Federal income tax purposes the cost basis is $1,919,829,577. Aggregate unrealized appreciation and depreciation of investments are $869,352,239 and $57,883,539, respectively.

     SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Securities traded in foreign markets are valued using prices reported by local foreign markets and translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

For additional information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

                   BARON SMALL CAP FUND - AFFILIATED ISSUERS*


                                     Balance of         Gross            Gross Sales    Balance of
                                     Shares Held on     Purchases        and            Shares Held on     Value
          NAME OF ISSUER             Sep. 30, 2004      and Additions    Reductions     June 30, 2005      June 30, 2005
----------------------------------------------------------------------------------------------------------------------------------
AFC Enterprises, Inc.                        -          1,800,000                         1,800,000        $23,724,000
Cash Systems, Inc.                           -          1,500,000                         1,500,000         12,375,000
Casual Male Retail Group, Inc.       1,157,503                                            1,157,503          8,461,347
Casual Male Retail Group, Inc.,
  Warrants Exp 04/26/2007            1,407,353                                            1,407,353          3,832,500
Casual Male Retail Group, Inc.,
   Warrants Exp 07/02/2010             100,000                                              100,000            255,000
Design Within Reach, Inc.              350,000            750,000                         1,100,000         19,910,000
DTS, Inc. (formerly Digital
   Theater Systems, Inc.)            1,300,000            325,000                         1,625,000         28,973,750
Eagle Materials, Inc., Cl B            800,000            200,000                         1,000,000         90,490,000
Eagle Materials, Inc.                        -             45,600                            45,600          4,222,104
EMAK Worldwide, Inc.                   500,000                            500,000                 -                 **
Great Wolf Resorts, Inc.                     -          2,400,000                         2,400,000         49,056,000
Immucor, Inc. +                      1,987,500            875,000         862,500         2,000,000                 **
Kensey Nash Corp.                      525,000            416,600                           941,600         28,473,984
LECG Corp.                           1,650,000                                            1,650,000         35,079,000
MarineMax, Inc.                        651,300            688,700                         1,340,000         41,875,000
Measurement Specialties, Inc.          343,700            762,300           6,000         1,100,000         25,531,000
NuCO2, Inc.                                  -          1,000,000                         1,000,000         25,670,000
PeopleSupport, Inc.                          -          1,000,000                         1,000,000          9,120,000
Provide Commerce, Inc.                 900,000                             85,193           814,807         17,591,683
                                                                                                          ------------
TOTAL INVESTMENT IN "AFFILIATES"
    (15.6% OF NET ASSETS)                                                                                 $424,640,368
                                                                                                          ============

+    Received 875,000 shares from 3:2 stock split.
**   As of June 30, 2005, no longer an affiliate.
* Affiliated investments, as defined in the Investment Company Act of 1940, are investments in which a Fund held 5% or more of the outstanding voting securities during the nine months ended June 30, 2005.

BARON iOPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

   Shares                                               Cost              Value
------------------------------------------------------------------------------------
COMMON STOCKS (92.98%)
             ADVERTISING SERVICES (8.76%)
   75,000    Digitas, Inc.*                       $       489,814    $       855,750
   75,000    Getty Images, Inc.*                        2,563,942          5,569,500
   15,000    Google, Inc.*                              1,781,590          4,412,250
  125,000    ValueClick, Inc.*                          1,405,623          1,541,250
                                                  ---------------    ---------------
                                                        6,240,969         12,378,750

             BUSINESS SERVICES (13.80%)
  200,000    Ariba, Inc.*                               1,232,598          1,160,000
   85,000    ChoicePoint, Inc.*                         2,995,233          3,404,250
  150,000    InfoSpace, Inc.*                           5,568,673          4,939,500
  200,000    Monster Worldwide, Inc.*                   3,129,193          5,736,000
   80,000    Stamps.com, Inc.*                            526,302          1,500,000
  350,000    Terremark Worldwide, Inc.*                 2,425,399          2,450,000
  200,000    WindsorTech, Inc.*                           746,000            310,000
                                                  ---------------    ---------------
                                                       16,623,398         19,499,750

             CABLE (2.12%)
  100,000    Comcast Corp., Cl A*                       2,302,692          2,995,000

             COMMUNICATIONS (18.20%)
  200,000    Alamosa Hldgs., Inc.*                      1,468,115          2,780,000
  250,000    American Tower Corp., Cl A*                1,342,760          5,255,000
  116,200    Arbinet-thexchange, Inc.*                  1,933,546            778,540
   85,000    Equinix, Inc.*                             2,588,577          3,683,900
  200,000    Ibasis, Inc.*                                522,500            544,000
  100,000    NeuStar, Inc.*                             2,274,415          2,560,000
   40,000    Research in Motion, Ltd.*                  1,243,066          2,950,000
  350,000    SBA Communications Corp.*                  1,199,536          4,725,000
  300,000    UbiquiTel, Inc.*                           1,424,881          2,448,000
                                                  ---------------    ---------------
                                                       13,997,396         25,724,440

             COMMUNICATIONS EQUIPMENT (1.17%)
   50,000    QUALCOMM, Inc.                             1,727,587          1,650,500

             COMPUTER TECHNOLOGY (0.65%)
   25,000    Apple Computer, Inc.*                      1,054,270            920,250

             CONSUMER PRODUCTS (0.59%)
  125,000    TiVo, Inc.*                                  824,318            835,000

             CONSUMER SERVICES (4.05%)
   75,000    eBay, Inc.*                                  925,271          2,475,750
   75,000    priceline.com, Inc.*                       1,567,179          1,749,750
1,970,000    Tencent Holdings, Ltd.^                    1,475,811          1,495,624
                                                  ---------------    ---------------
                                                        3,968,261          5,721,124

             EDUCATION (1.11%)
   20,000    Apollo Group, Inc., Cl A*                    173,534          1,564,400

             ENTERPRISE HARDWARE (7.41%)
   25,000    CDW Corp.                                  1,486,716          1,427,250
  150,000    Dell, Inc.*                                4,373,549          5,926,500
  120,000    Intel Corp.                                2,805,370          3,127,200
                                                  ---------------    ---------------
                                                        8,665,635         10,480,950

             ENTERPRISE SOFTWARE (1.00%)
  150,000    Opsware, Inc.*                               762,523            768,000
   30,000    Symantec Corp.*                              676,519            652,200
                                                  ---------------    ---------------
                                                        1,439,042          1,420,200

             FINANCIAL SERVICES -- BROKERAGE & EXCHANGES (10.54%)
  100,000    Ameritrade Holding Corp.*                  1,495,650          1,859,000
  325,000    Charles Schwab Corp.                       3,517,982          3,666,000
   16,500    Chicago Mercantile Exchange
              Holdings, Inc.                            3,058,789          4,875,750
  275,000    E*TRADE Financial Corp.*                   1,236,156          3,847,250
   75,000    TradeStation Group, Inc.*                    650,685            643,500
                                                  ---------------    ---------------
                                                        9,959,262         14,891,500


    SHARES                                                COST              VALUE
----------                                        ---------------    ---------------

             FINANCIAL SERVICES -- MISCELLANEOUS (1.01%)
  200,000    E-Loan, Inc.*                        $       621,725   $        668,000
   50,000    optionsXpress Holdings, Inc.                 716,513            760,000
                                                  ---------------    ---------------
                                                        1,338,238          1,428,000

             GAMING SERVICES (0.60%)
   75,000    Neteller PLC*^                               927,819            853,178

             HOTELS AND LODGING (0.76%)
   65,000    LodgeNet Entertainment Corp.*              1,072,500          1,078,350

             LEISURE (3.48%)
   25,000    Electronic Arts, Inc.*                     1,507,264          1,415,250
   75,000    JAMDAT Mobile, Inc.*                       1,284,462          2,076,000
   25,000    Netease.com, Inc. ADS*                     1,277,022          1,427,750
                                                  ---------------    ---------------
                                                        4,068,748          4,919,000

             MANUFACTURING (3.50%)
  375,000    Flextronics Intl., Ltd.*                   4,337,925          4,953,750

             MEDIA (5.95%)
  500,000    Loudeye Corp.*                               750,000            365,000
   50,000    Netflix, Inc.*                               879,202            820,500
  225,000    Time Warner, Inc.*                         3,542,759          3,759,750
  100,000    Yahoo! Inc.*                               1,174,425          3,465,000
                                                  ---------------    ---------------
                                                        6,346,386          8,410,250

             REAL ESTATE SERVICES (3.78%)
   35,000    CoStar Group, Inc.*                          610,743          1,526,000
1,250,000    homestore, Inc.*                           2,979,652          2,537,500
  100,000    ZipRealty, Inc.*                           1,319,302          1,284,000
                                                  ---------------    ---------------
                                                        4,909,697          5,347,500

             RETAIL -- SPECIALTY STORES (4.50%)
  45,000     Blue Nile, Inc.*                           1,242,130          1,471,050
 225,000     FTD Group, Inc.*                           2,893,080          2,553,750
  66,900     Provide Commerce, Inc.*                      953,673          1,444,371
 175,000     Varsity Group, Inc.*                         813,987            885,500
                                                  ---------------    ---------------
                                                        5,902,870          6,354,671
                                                  ---------------    ---------------

TOTAL COMMON STOCKS                                    95,880,547        131,426,563
                                                  ---------------    ---------------

WARRANTS (0.00%)

             MEDIA
 200,000     Loudeye Corp.
               Warrants Exp 10/16/2008*@                        0                  0
                                                  ---------------    ---------------

PRINCIPAL AMOUNT
----------------

SHORT TERM MONEY MARKET INSTRUMENTS (7.60%)

$10,749,999     UBS Securities 3.20%
                 due 07/01//2005                       10,749,999         10,749,999
                                                  ---------------    ---------------

TOTAL INVESTMENTS (100.58%)                          $106,630,546        142,176,562
                                                  ===============

LIABILITIES LESS CASH
  AND OTHER ASSETS (-0.58%)                                                 (825,614)
                                                                      ---------------

NET ASSETS (EQUIVALENT TO $8.52 PER
  SHARE BASED ON 16,591,807 SHARES
  OUTSTANDING)                                                          $141,350,948
                                                                     ===============



---------------
%    Represents percentage of net assets
*    Non-income producing securities
@    Restricted securities
^    Foreign domiciled corporation
** For Federal income tax purposes the cost basis is $109,545,646. Aggregate unrealized appreciation and depreciation of investments are $37,786,252 and $5,155,336, respectively.

     SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Securities traded in foreign markets are valued using prices reported by local foreign markets and translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

For additional information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

BARON FIFTH AVENUE GROWTH FUND
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2005 (UNAUDITED)

   Shares                                               Cost              Value
------------------------------------------------------------------------------------
COMMON STOCKS (91.72%)
             ADVERTISING SERVICES (4.38%)
   25,000    Getty Images, Inc.*                  $     1,770,354    $     1,856,500
    5,000    Google, Inc.*                                667,122          1,470,750
                                                  ---------------    ---------------
                                                        2,437,476          3,327,250

             BUSINESS SERVICES (2.89%)
   55,000    Iron Mountain, Inc.*                       1,678,279          1,706,100
   15,000    Paychex, Inc.                                543,152            488,100
                                                  ---------------    ---------------
                                                        2,221,431          2,194,200

             CABLE (1.18%)
   30,000    Comcast Corp., Cl A*                         856,320            898,500

             COMMUNICATIONS (3.98%)
  100,000    American Tower Corp., Cl A*                1,811,466          2,102,000
   12,500    Research in Motion, Ltd.*                    916,133            921,875
                                                  ---------------    ---------------
                                                        2,727,599          3,023,875

             COMMUNICATIONS EQUIPMENT (0.87%)
   20,000    QUALCOMM, Inc.                               691,539            660,200

             COMPUTER TECHNOLOGY (0.61%)
   12,500    Apple Computer, Inc.*                        533,056            460,125

             CONSULTING (0.59%)
   10,000    Moody's Corp.                                418,008            449,600

             CONSUMER PRODUCTS (1.64%)
   10,000    Avon Products, Inc.                          392,455            378,500
   10,000    Nike, Inc., Cl A                             824,417            866,000
                                                  ---------------    ---------------
                                                        1,216,872          1,244,500

             CONSUMER SERVICES (1.30%)
   30,000    eBay, Inc.*                                1,201,438            990,300

             EDUCATION (1.03%)
   10,000    Apollo Group, Inc., Cl A*                    709,056            782,200

             ENERGY SERVICES (4.02%)
   16,252    Kinder Morgan, Inc.                          976,521          1,352,167
   49,999    XTO Energy, Inc.                           1,063,193          1,699,466
                                                  ---------------    ---------------
                                                        2,039,714          3,051,633

             ENTERPRISE HARDWARE (4.55%)
   10,000    CDW Corp.                                    594,298            570,900
   50,000    Dell, Inc.*                                1,799,558          1,975,500
   35,000    Intel Corp.                                  909,533            912,100
                                                  ---------------    ---------------
                                                        3,303,389          3,458,500

             ENTERPRISE SOFTWARE (0.43%)
   15,000    Symantec Corp.*                              338,258            326,100

             FINANCIAL SERVICES - ASSET MANAGEMENT (2.47%)
   30,000    T. Rowe Price Group, Inc.                  1,820,688          1,878,000

             FINANCIAL SERVICES - BANKING (2.12%)
   25,000    Golden West Financial Corp.                1,406,572          1,609,500

             FINANCIAL SERVICES - BROKERAGE & EXCHANGES (5.99%)
   50,000    Ameritrade Holding Corp.*                    747,825            929,500
   90,000    Charles Schwab Corp.                         881,549          1,015,200
    5,500    Chicago Mercantile Exchange
               Holdings, Inc.                           1,052,847          1,625,250
   70,000    E*TRADE Financial Corp.*                     785,416            979,300
                                                  ---------------    ---------------
                                                        3,467,637          4,549,250


    SHARES                                                COST              VALUE
----------                                        ---------------    ---------------

             FINANCIAL SERVICES - INSURANCE (1.92%)
        8    Berkshire Hathaway, Inc., Cl A*      $       717,340    $       668,000
    8,000    The Progressive Corp.                        671,465            790,480
                                                  ---------------    ---------------
                                                        1,388,805          1,458,480

             HEALTHCARE PRODUCTS (0.75%)
    7,500    Zimmer Holdings, Inc.*                       589,760            571,275

             HEALTHCARE SERVICES (2.88%)
   12,500    Fisher Scientific Intl., Inc.*               725,253            811,250
   11,500    Laboratory Corp. of America
               Holdings*                                  544,057            573,850
   15,000    Quest Diagnostics, Inc.                      746,735            799,050
                                                  ---------------    ---------------
                                                        2,016,045          2,184,150

             HEALTHCARE SERVICES - INSURANCE (3.89%)
   30,000    UnitedHealth Group, Inc.                   1,050,414          1,564,200
   20,000    WellPoint, Inc.*                           1,031,914          1,392,800
                                                  ---------------    ---------------
                                                        2,082,328          2,957,000

             HOME BUILDING (4.20%)
   20,000    Centex Corp.                               1,155,434          1,413,400
   17,500    Toll Brothers, Inc.*                       1,263,427          1,777,125
                                                  ---------------    ---------------
                                                        2,418,861          3,190,525

             HOTELS AND LODGING (0.44%)
    5,000    Four Seasons Hotels, Inc.                    265,523            330,500

             LEISURE (0.75%)
   10,000    Electronic Arts, Inc.*                       626,075            566,100

             MANUFACTURING (2.17%)
  125,000    Flextronics Intl., Ltd.*                   1,745,652          1,651,250

             MEDIA (8.13%)
   85,000    News Corp., Cl A                           1,387,292          1,375,300
   75,000    Time Warner, Inc.*                         1,275,319          1,253,250
   50,000    Univision Comm., Inc., Cl A*               1,452,382          1,377,500
   45,000    Walt Disney Co.                            1,124,862          1,133,100
   30,000    Yahoo! Inc.*                                 828,386          1,039,500
                                                  ---------------    ---------------
                                                        6,068,241          6,178,650

             PHARMACEUTICAL (1.88%)
   10,000    Amgen, Inc.*                                 571,981            604,600
   10,260    Genentech, Inc.*                             600,436            823,673
                                                  ---------------    ---------------
                                                        1,172,417          1,428,273

             REAL ESTATE SERVICES (3.67%)
   20,000    Kimco Realty Corp.                           933,241          1,178,200
   20,000    Vornado Realty Trust                       1,196,066          1,608,000
                                                  ---------------    ---------------
                                                        2,129,307          2,786,200

             RECREATION AND RESORTS (6.17%)
   30,000    Carnival Corp.                             1,378,959          1,636,500
   30,000    Las Vegas Sands Corp.*                       981,056          1,072,500
   50,000    MGM Mirage, Inc.*                          1,350,450          1,979,000
                                                  ---------------    ---------------
                                                        3,710,465          4,688,000

             RESTAURANTS (0.85%)
   12,500    Starbucks Corp.*                             510,036            645,750


    SHARES                                                COST              VALUE
----------                                        ---------------    ---------------

              RETAIL - CONSUMER STAPLES (7.02%)
    20,260    Costco Wholesale Corp.              $        795,743   $        908,053
    40,000    CVS Corp.                                    979,957          1,162,800
    30,000    Target Corp.                               1,368,594          1,632,300
    10,000    Wal-Mart Stores, Inc.                        540,263            482,000
    25,000    Walgreen Co.                                 906,299          1,149,750
                                                   ---------------    ---------------
                                                         4,590,856          5,334,903

              RETAIL - SPECIALTY STORES (8.27%)
    40,000    Bed Bath & Beyond, Inc.*                   1,503,694          1,671,200
    15,000    Best Buy Co., Inc.                           769,250          1,028,250
    47,500    Coach, Inc.*                                 985,903          1,594,575
    20,000    Kohl's Corp.*                              1,046,749          1,118,200
    15,000    Lowe's Companies, Inc.                       777,213            873,300
                                                   ---------------    ---------------
                                                         5,082,809          6,285,525

              TRANSPORTATION (0.68%)
     7,500    United Parcel Service, Inc.                  571,713            518,700
                                                   ---------------    ---------------

TOTAL COMMON STOCKS                                     60,357,946         69,679,014
                                                   ---------------    ---------------

PRINCIPAL AMOUNT
----------------

SHORT TERM MONEY MARKET INSTRUMENTS (8.56%)

$6,499,999    UBS Securities 3.20%
               due 07/01/2005                            6,499,999          6,499,999
                                                   ---------------    ---------------

TOTAL INVESTMENTS (100.28%)                        $    66,857,945         76,179,013
                                                   ===============

LIABILITIES LESS
  CASH AND OTHER ASSETS (-0.28%)                                             (208,952)
                                                                      ---------------

NET ASSETS (EQUIVALENT TO $11.19 PER
  SHARE BASED ON 6,790,407 SHARES
  OUTSTANDING)                                                        $    75,970,061
                                                                      ===============

---------------
%    Represents percentage of net assets
*    Non-income producing securities
** For Federal income tax purposes the cost basis is $66,883,706. Aggregate unrealized appreciation and depreciation of investments are $10,406,040 and $1,110,733, respectively.

     SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Securities traded in foreign markets are valued using prices reported by local foreign markets and translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time the net asset value is determined. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

For additional information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Annual or Semi-Annual shareholder report filed on the Securities and Exchange Commission's website, www.sec.gov.

Item 2. Controls and Procedures.

     (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

     (a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  Baron Investment Funds Trust




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer

                                  Date:  August 23, 2005




     Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.




                                  By: /s/Ronald Baron
                                     ------------------------------------------
                                         Ronald Baron
                                         President and Chief Executive Officer



                                  By: /s/ Peggy Wong
                                     ------------------------------------------
                                          Peggy Wong
                                          Treasurer and Chief Financial Officer

                                  Date:   August 23, 2005